Personnel expenses (Tables)	6 Months Ended
Jun. 30, 2025
Personnel Expenses [Abstract]
Summary of Personnel Expenses

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
	€	€	€	€
Wages and salaries	(8,053,043)	(5,953,069)	(15,955,350)	(11,023,525)
Share-based payments	(5,497,118)	(3,887,436)	(9,625,030)	(6,288,303)
Other social security charges	(915,557)	(660,711)	(1,626,736)	(1,245,426)
Pension charges	(589,441)	(357,282)	(1,134,157)	(751,915)
Other employee related costs	(72,108)	—	(240,683)	—
	(15,127,267)	(10,858,498)	(28,581,956)	(19,309,169)